Series A, B, C, D, E & F 9% Convertible Preferred Stock (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended				35 Months Ended
	Jan. 19, 2014	Jun. 30, 2013	Jan. 31, 2014	Dec. 10, 2012	Jun. 17, 2013	Jul. 31, 2013	Apr. 30, 2015	Apr. 30, 2014	Jun. 17, 2017	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jun. 17, 2016	Jun. 17, 2016	Jan. 14, 2014	Mar. 28, 2013
Net proceeds from financing								$ 2,770,000		$ 2,655,000	$ 2,615,000	$ 1,975,000
Accounts payable and accrued expenses							$ 7,622,479			$ 8,034,122
Series E Convertible Preferred Stock
Convertible preferred stock, shares authorized						2,450	2,450			2,450	2,450
Convertible preferred stock, cumulative percentage of interest						9.00%	9.00%			9.00%	9.00%
Convertible preferred stock, par value (in dollars per share)						$ 1,000	$ 1,000			$ 1,000	$ 1,000
Convertible preferred stock, shares issued						930	25			25	930
Common stock issued upon conversion of preferred stock							66,666,666
Common stock issued as "make-whole payments" on conversions of preferred stock							18,585,193
Convertible preferred stock conversion price		$ 0.03
Net proceeds from financing			$ 750,000				$ 750,000				$ 1,165,000
Conversion of preferred stock							2,025
Conversion of stock, amount converted							2,000
Warrants issued to investors	26,666,668	40,833,335
"Make-whole payments", value							$ 6,750
Preferred stock issued to investors															800
Series A Convertible Preferred Stock
Convertible preferred stock, shares authorized						5,500					5,500
Convertible preferred stock, cumulative percentage of interest						9.00%					9.00%
Convertible preferred stock, par value (in dollars per share)						$ 1,000					$ 1,000
Convertible preferred stock, shares issued						2,575					2,575
Common shares attributable to conversion of preferred stock											17,166,666
Common stock issued upon conversion of preferred stock						17,166,666					17,166,666
Common stock issued as "make-whole payments" on conversions of preferred stock						6,129,666					6,129,666
Series B Convertible Preferred Stock
Convertible preferred stock, shares authorized				792		2,000					2,000
Convertible preferred stock, cumulative percentage of interest						9.00%					9.00%
Convertible preferred stock, par value (in dollars per share)						$ 1,000					$ 1,000
Convertible preferred stock, shares issued						2,000					2,000
Common shares attributable to conversion of preferred stock				9,897,500		26,393,333					13,333,333
Common stock issued upon conversion of preferred stock						38,520,832					38,520,832
Common stock issued as "make-whole payments" on conversions of preferred stock						14,819,679					14,819,679
Convertible preferred stock conversion price				$ .08		$ .03
Net proceeds from financing											$ 1,975,000
Series C Convertible Preferred Stock
Convertible preferred stock, shares authorized				650		750					750
Convertible preferred stock, cumulative percentage of interest						9.00%					9.00%
Convertible preferred stock, par value (in dollars per share)						$ 1,000					$ 1,000
Convertible preferred stock, shares issued						750					750
Common shares attributable to conversion of preferred stock				8,125,000		21,666,666					9,375,000
Common stock issued upon conversion of preferred stock						22,916,665					22,916,665
Common stock issued as "make-whole payments" on conversions of preferred stock						6,664,863					6,664,863
Convertible preferred stock conversion price				$ .03							$ .08
Net proceeds from financing						$ 725,000
Series D Convertible Preferred Stock
Convertible preferred stock, shares authorized						750					750
Convertible preferred stock, cumulative percentage of interest						9.00%					9.00%
Convertible preferred stock, par value (in dollars per share)						$ 1,000					$ 1,000
Convertible preferred stock, shares issued						750					750
Common shares attributable to conversion of preferred stock											24,999,999
Common stock issued upon conversion of preferred stock						24,999,999					24,999,999
Common stock issued as "make-whole payments" on conversions of preferred stock						7,825,191					7,825,191
Net proceeds from financing											$ 725,000
Preferred stock, face value																$ 750,000
Series E Convertible Preferred Stock
Convertible preferred stock, shares authorized					2,450	2,450					2,450
Convertible preferred stock, cumulative percentage of interest					9.00%	9.00%					9.00%
Convertible preferred stock, par value (in dollars per share)					$ 1,000	$ 1,000					$ 1,000
Convertible preferred stock, shares issued					1,225	1,225					1,225
Common shares attributable to conversion of preferred stock					40,833,335						40,833,335
Common stock issued upon conversion of preferred stock						9,833,334					9,833,334
Common stock issued as "make-whole payments" on conversions of preferred stock						2,654,999					2,654,999
Convertible preferred stock conversion price														$ 0.03
Net proceeds from financing					$ 1,165,000						$ 1,165,000
Common stock, effective conversion price													$ .03	$ 0.03
Preferred stock, dividend rate percentage									3.00%				9.00%	9.00%
Increased preferred stock dividend rate percentage									.18
Conversion of preferred stock					$ 800						$ 295		$ 270	$ 270
Conversion of stock, amount converted													$ 1,000	$ 1,000
Warrants issued to investors					26,666,668						40,833,335
Aggregate subscription amount, maximum					$ 1,225,000
"Make-whole payments", value											$ 330,750
Accounts payable and accrued expenses						$ 251,100					$ 251,100
Additional Units
Convertible preferred stock, par value (in dollars per share)		$ 1,000
Aggregate subscription amount, maximum		$ 1,225,000